Segment and geographic information	6 Months Ended
Sep. 30, 2025
Segment and Geographic Information [Abstract]
Segment and geographic information
17. Segment and geographic information:
Operating segments—
Nomura’s operating management and management reporting are prepared based on the Wealth Management, the Investment Management, the Wholesale, and the Banking segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure. Please refer to Note 4 “
Revenue from services provided to customers
” for types of products and services offered by each reportable segment and corresponding revenue. Nomura established a new Banking Division on April 1, 2025.
In its Wealth Management, Nomura provides investment consultation services mainly to individual clients in Japan. In its Investment Management segment, Nomura mainly provides various investment management services and investment solutions such as establishing and managing investment trusts, discretionary investment services for Japanese and overseas investors, investment and management for investment vehicles and for funds for institutional investors, and management of silent partnerships (“Tokumei kumiai”). In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, foreign exchange contracts and derivatives globally, and provides investment banking services such as the underwriting and distribution of debt and equity securities as well as mergers and acquisitions and financial advisory. In its Banking segment, Nomura leverages the strengths of The Nomura Trust and Banking Co., Ltd. and Nomura Bank (Luxembourg) S.A. in private markets and bespoke products and meets the diverse needs of clients in areas such as asset building and estate planning.
Nomura’s Chief Operating Decision Maker (the “CODM”) is the Executive Management Board (the “EMB”) which is the management function primarily responsible for assessing performance of and allocating resources to the business segments.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.
Business segments’ results are shown in the following tables. The EMB reviews business segment results including
Net revenue
,
Non-interest
expenses
, and
Income before income taxes
on a regular basis. The EMB uses these measures along with certain segment-specific KPIs and budgets to evaluate segment performance and to make key operating decisions, including resource and capital allocations. Business segments’ information on total assets is not disclosed as EMB does not consider such information for its operating decisions and therefore, it is not reported.
The prior period amounts have been reclassified to conform to the presentation for the six months ended September 30, 2025, in accordance with the realignment in April 2025.

	Millions of yen
	Wealth Management	Investment Management	Wholesale	Banking	Other (Incl. elimination)	Total
Six months ended September 30, 2024
Non-interest revenue	¥216,885	¥105,150	¥493,208	¥18,043	¥76,650	¥909,936
Net interest revenue	5,132	(1,393)	15,019	5,434	5,634	29,826

Net revenue	222,017	103,757	508,227	23,477	82,284	939,762
Non-interest expenses (1)	136,578	48,643	441,812	14,832	59,963	701,828

Income before income taxes	¥85,439	¥55,114	¥66,415	¥8,645	¥22,321	¥237,934

Six months ended September 30, 2025
Non-interest revenue	¥215,552	¥114,308	¥530,373	¥20,461	¥133,086	¥1,013,780
Net interest revenue	6,719	(2,909)	9,882	5,235	4,440	23,367

Net revenue	222,271	111,399	540,255	25,696	137,526	1,037,147
Non-interest expenses (1)	137,993	59,161	445,207	18,902	80,587	741,850

Income before income taxes	¥84,278	¥52,238	¥95,048	¥6,794	¥56,939	¥295,297

(1)	Includes primarily personnel expenses, occupancy, technology, and professional fees.
Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “
Other.
”

The following table presents the major components of
Income before income taxes
in “
Other
.”

	Millions of yen
	Six months ended September 30
	2024	2025
Net gain (loss) related to economic hedging transactions	¥(1,027)	¥901
Realized gain on investments in equity securities held for operating purposes	496	2,214
Equity in earnings of affiliates	26,351	24,769
Corporate items	187	(26,818)
Other (1)(2)	(3,686)	55,873

Total	¥22,321	¥56,939

(1)	Includes the impact of Nomura’s own creditworthiness.
(2)
On April 10, 2025, Nomura sold certain land and buildings located in Takanawa 2-chome, Minato-ku, Tokyo, for the effective utilization of its assets. The transaction counterparties included Nomura Real Estate Development Co., Ltd., a subsidiary of Nomura Real Estate Holdings, Inc., an affiliated company, and a third party financing company. Nomura considers the entire transaction to be with a related party. As a result of the sale, a gain of ¥
56,144 million is included in
Revenue
—
Other
in the consolidated statements of income for the six months ended September 30, 2025.

The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income before income taxes
in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2024	2025
Net revenue	¥939,762	¥1,037,147
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,993)	1,630

Consolidated net revenue	¥937,769	¥1,038,777

Non-interest expenses	¥701,828	¥741,850
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥701,828	¥741,850

Income before income taxes	¥237,934	¥295,297
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,993)	1,630

Consolidated income before income taxes	¥235,941	¥296,927

Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.
The table below presents a geographic allocation of
Net revenue
and
Income (loss) before income taxes
from operations by geographic areas, and
long-lived assets
associated with Nomura’s operations.
Net revenue
in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and
Long-lived assets
have been allocated based on transactions with external customers while
Income (loss) before income taxes
have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2024	2025
Net revenue (1) :
Americas	¥292,423	¥314,355
Europe	177,770	111,711
Asia and Oceania	23,467	65,150

Subtotal	493,660	491,216
Japan	444,109	547,561

Consolidated	¥937,769	¥1,038,777

Income (loss) before income taxes:
Americas	¥33,120	¥44,659
Europe	(1,804)	(6,655)
Asia and Oceania	25,398	34,335

Subtotal	56,714	72,339
Japan	179,227	224,588

Consolidated	¥235,941	¥296,927

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2025	September 30, 2025
Long-lived assets:
Americas	¥111,312	¥99,275
Europe	55,515	56,535
Asia and Oceania	31,656	41,967

Subtotal	198,483	197,777
Japan	270,693	277,400

Consolidated	¥469,176	¥475,177